Revenue - Schedule of Disaggregation of Revenue (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers	$ 141.8	$ 180.5	$ 341.2	$ 335.5
Over-time Revenue
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers	134.7	170.2	323.5	313.8
Point-in-time Revenue
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers	7.1	10.3	17.7	21.7
Payments-based Revenue
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers	121.2	159.5	297.6	293.5
Subscription-based Revenue
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers	17.5	16.3	35.1	32.7
Other Revenue
Disaggregation Of Revenue [Line Items]
Revenue from contracts with customers	$ 3.1	$ 4.7	$ 8.5	$ 9.3